UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: March 31, 2006
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):
[  ] is a restatement.

[  ] adds new holdings entries.

Institutional Investment Manager Filing this
Report:

Name:
Aurora Investment Counsel
Address:
4045 Orchard Road

Suite 100

Smyrna, Georgia

13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:
David Yucius

Title:
President

Phone:
770-226-5320

Signature,
David Yucius

Place,
Smyrna, Georgia

and Date of Signing:
05/10/2006

Report Type (Check only one.):


[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:

Form 13F Information Table Entry Total:
65
Form 13F Information Table Value Total:
$108,232


List of Other Included Managers:

No.  13F File Number
Name

FORM 13F INFORMATION TABLE
                                                           VALUE    SHARES/       SH/ PUT/INVSTMT OTHER             VOTING AUTH.
NAME OF ISSUER                    TITLE OF CLASS CUSIP     (x$1000) PRN AMT       PRN CALLDSCRETN MANAGERS SOLE        SHARED   NONE

Amedisys Inc.                     COM            023436108     1,705       49,055  SH      OTHER              49,055
Apollo Group                      COM            037604105     1,966       37,445  SH      OTHER              37,445
American Science & Engineering    COM            029429107     1,281       13,715  SH      OTHER              13,715
ASV Inc.                          COM            001963107     2,315       71,860  SH      OTHER              71,860
AGL Resources Inc.                COM            001204106     1,990       55,212  SH      OTHER              55,212
Baldor Electric                   COM            057741100     2,271       67,060  SH      OTHER              67,060
Bright Horizons Family Solutions  COM            109195107     1,226       31,664  SH      OTHER              31,664
Bemis Corp.                       COM            081437105     1,228       38,880  SH      OTHER              38,880
BOK Financial                     COM            05561Q201     1,626       34,198  SH      OTHER              34,198
Brady Corp.                       COM            104674106     1,550       41,391  SH      OTHER              41,391
Citigroup                         COM            172967101     1,840       38,954  SH      OTHER              38,954
C A C I Inc.                      COM            127190304     1,184       18,005  SH      OTHER              18,005
Compass Bancshares                COM            20449H109       965       19,065  SH      OTHER              19,065
CDW Computer Centers              COM            12512N105     2,065       35,082  SH      OTHER              35,082
C H Robinson Worldwide            COM            12541W100       207        4,220  SH      OTHER               4,220
Chattem Inc.                      COM            162456107     1,532       40,695  SH      OTHER              40,695
Core Laboratories                 COM            2182531       2,085       43,843  SH      OTHER              43,843
Claire's Stores                   COM            179584107     2,153       59,295  SH      OTHER              59,295
Cummins Inc.                      COM            231021106     1,963       18,680  SH      OTHER              18,680
Canadian National                 COM            136375102     1,934       42,712  SH      OTHER              42,712
Costco Corp.                      COM            22160K105     2,175       40,160  SH      OTHER              40,160
Ceradyne Inc.                     COM            156710105     1,843       36,930  SH      OTHER              36,930
Cree Industries                   COM            225447101     1,719       52,393  SH      OTHER              52,393
Cash America Intl. Inc.           COM            14754D100     2,017       67,186  SH      OTHER              67,186
Coventry Healthcare               COM            222862104     1,710       31,673  SH      OTHER              31,673
Curtiss Wright Co.                COM            231561101     1,528       23,077  SH      OTHER              23,077
Danaher Corp Del                  COM            235851102     2,595       40,835  SH      OTHER              40,835
Amdocs Lmt.                       COM            010510864     2,283       63,310  SH      OTHER              63,310
Fedex Corporation                 COM            31428X106     2,279       20,175  SH      OTHER              20,175
First Industrial Realty Trust     COM            32054K103     1,152       26,995  SH      OTHER              26,995
Glacier Bancorp Inc.              COM            37637Q105     1,472       47,399  SH      OTHER              47,399
G.E. Pines Preferred              COM            369622485       955       41,890  SH      OTHER              41,890
Global Imaging Sys. Inc.          COM            37934A100     1,144       30,110  SH      OTHER              30,110
Goldman Sachs                     COM            38141G104     1,652       10,522  SH      OTHER              10,522
Genesee & Wyoming Inc.            COM            371559105     1,858       60,572  SH      OTHER              60,572
Getty Images Inc.                 COM            374276103     1,135       15,156  SH      OTHER              15,156
Harman Intl.                      COM            413086109     2,011       18,100  SH      OTHER              18,100
Harrah's Entmt.                   COM            413619107     1,720       22,057  SH      OTHER              22,057
Healthextras Inc.                 COM            422211102     1,931       54,705  SH      OTHER              54,705
Hologic Inc.                      COM            436440101     1,689       30,520  SH      OTHER              30,520
Hospitality Prop. Trust           COM            44106M102     1,927       44,121  SH      OTHER              44,121
St. Joe Company                   COM            790148100     1,703       27,095  SH      OTHER              27,095
LCA Vision                        COM            501803308     2,196       43,820  SH      OTHER              43,820
L3 Comm                           COM            502424104     1,124       13,099  SH      OTHER              13,099
Lowes Companies Inc               COM            548661107     1,900       29,490  SH      OTHER              29,490
Middleby Corp.                    COM            596278101     1,250       14,925  SH      OTHER              14,925
Nextel Partners                   COM            65333F107     1,801       63,590  SH      OTHER              63,590
Oregon Steel Mills                COM            686079104     1,943       37,975  SH      OTHER              37,975
OSI Restaurant PRTNS              COM            689899102       455       10,331  SH      OTHER              10,331
Pacer Int.                        COM            69373H106     1,806       55,274  SH      OTHER              55,274
Pfizer Inc.                       COM            717081103       253       10,165  SH      OTHER              10,165
S C P Pool Corp.                  COM            784028102     2,947       62,830  SH      OTHER              62,830
Quest Software                    COM            74834T103     1,618       96,874  SH      OTHER              96,874
Renal Care                        COM            759930100       468        9,772  SH      OTHER               9,772
RC2 Corp.                         COM            749388104     2,930       73,599  SH      OTHER              73,599
S E I Investments Co.             COM            784117103     1,932       47,658  SH      OTHER              47,658
Scientific Games                  COM            80874P109     2,367       67,382  SH      OTHER              67,382
Smucker J. M. Co.                 COM            832696405     1,087       27,371  SH      OTHER              27,371
Sandisk Corp.                     COM            80004C101     1,274       22,145  SH      OTHER              22,145
Sonic Corp.                       COM            835451105     1,146       32,627  SH      OTHER              32,627
Constellation Brands Inc.         COM            21036P108       523       20,892  SH      OTHER              20,892
Symantec Corp.                    COM            871503108       977       58,040  SH      OTHER              58,040
Thor Industries                   COM            885160101     2,355       44,138  SH      OTHER              44,138
Webex Communications Inc.         COM            94767L109     2,303       68,395  SH      OTHER              68,395
Werner Enterprises                COM            950755108     1,994      108,534  SH      OTHER             108,534


                                                             108,232    2,584,938